Preferred Stock and Stock Warrants (Stock Warrant Activities) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Share beginning of period	490,369
Exercised
Cancelled
Shares - end of period	490,369	490,369
Weighted average exercise price - beginning of period	92.24
Exercised
Cancelled
Weighted average exercise price - end of period	92.24	92.24
Weighted average remaining contractual term - beginning of period	3 months 7 days
Weighted average remaining contractual term - end of period	0 years	3 months 7 days
Warrant [Member]
Class of Warrant or Right [Line Items]
Share beginning of period		3,922,953
Exercised
Cancelled
Shares - end of period		3,922,953
Weighted average exercise price - beginning of period		11.53
Exercised
Cancelled
Weighted average exercise price - end of period		11.53
Weighted average remaining contractual term - beginning of period		1 year 3 months 7 days
Weighted average remaining contractual term - end of period		3 months 7 days